Cover	Dec. 01, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 01, 2022
Entity File Number	001-35400
Entity Registrant Name	Just Energy Group Inc.
Entity Central Index Key	0001538789
Entity Incorporation, State or Country Code	Z4
Entity Address, Address Line One	100 King Street West, Suite 2630
Entity Address, City or Town	Toronto
Entity Address, State or Province	ON
Entity Address, Postal Zip Code	M5X 1E1
City Area Code	905
Local Phone Number	795-4206
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false